Income Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax
Loss before tax	€ (54,294)	€ (49,271)	€ (33,619)
Theoretical tax rate	25.00%	26.50%	28.00%
Tax benefit at theoretical rate	€ 13,574	€ 13,057	€ 9,413
Tax credits	1,432	1,078	2,143
Permanent differences	(305)	85	1,641
Other differences	(428)	(582)	(471)
Tax rate differences	55	(80)
Non recognition of deferred tax assets related to tax losses and temporary differences	(14,309)	(13,921)	(12,726)
Actual income tax benefit	20	(364)
Current taxes	(34)	€ (364)
Deferred taxes	€ (54)
Effective tax rate	0.06%	0.74%
Deferred tax assets	€ 0	€ 0	€ 0